Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 19, 2019	Dec. 31, 2017	Mar. 19, 2017
Disclosure of credit risk exposure
EAD	kr 321,303		kr 305,659
AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	163,603		153,496
AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	10,323		9,368
AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	7,154		7,871
A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	7,064		7,107
A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	21,926		25,926
A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	22,379		18,515
BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	1,345		1,722
BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	60,943		59,574
BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD	906		826
BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	359		1,149
BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	20,072		16,153
CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 39		kr 40
Sweden
Disclosure of credit risk exposure
Countercyclical buffer		2.50%		2.00%
Capital requirement exposure	70.00%		67.00%
Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.08%		0.05%
Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%		0.003%
Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.01%		0.01%
Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%		0.03%
Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%		0.06%
Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.12%		0.12%
Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.17%		0.17%
Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.54%		0.53%
Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.54%		0.54%
Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	27.27%		25.29%
Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	28.60%		28.60%
Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%		0.02%
Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.07%		0.07%
Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.12%		0.12%
Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.32%		0.32%
Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.34%		0.34%
Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	6.80%		6.47%
Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	8.40%		8.40%
Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%		100.00%
Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%		100.00%
Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.004%		0.004%
Average LGD in %	45.00%		45.00%
Average risk weight in %	4.60%		4.70%
Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Average LGD in %	43.80%		41.60%
Average risk weight in %	20.10%		22.30%
Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.03%		0.03%
Average LGD in %	45.00%		45.00%
Average risk weight in %	18.60%		18.50%
Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.04%		0.04%
Average LGD in %	45.00%		45.00%
Average risk weight in %	18.80%		19.00%
Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.08%		0.08%
Average LGD in %	44.20%		44.30%
Average risk weight in %	29.30%		31.30%
Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.10%		0.10%
Average LGD in %	45.00%		45.00%
Average risk weight in %	33.00%		33.60%
Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.23%		0.23%
Average LGD in %	45.00%		45.00%
Average risk weight in %	66.00%		65.10%
Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.25%		0.25%
Average LGD in %	45.00%		45.00%
Average risk weight in %	51.50%		51.30%
Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	1.50%		0.90%
Average LGD in %	45.00%		45.00%
Average risk weight in %	112.10%		93.60%
Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	1.31%		0.84%
Average LGD in %	45.00%		45.00%
Average risk weight in %	135.50%		117.80%
Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	0.79%		0.81%
Average LGD in %	45.00%		45.00%
Average risk weight in %	85.50%		85.60%
Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	63.11%		65.59%
Average LGD in %	45.00%		45.00%
Average risk weight in %	136.20%		127.10%